Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,218	$ 1,847	$ 6,355	$ 5,549
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,222	1,018	3,502	3,025
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 996	$ 829	$ 2,853	$ 2,524